Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions And Divestitures [Abstract]
Summary of Provisional Assets and Liabilities	The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration	$40,329
Value of shares issued as consideration	27,453
Total consideration	$67,782
Net assets acquired
Natural gas and oil properties	$78,087
Asset retirement obligations, asset portion	11,902
Property, plant and equipment	1,045
Asset retirement obligations, liability portion	(11,902)
Other current liabilities	(11,350)
Net assets acquired	$67,782
The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration	$69,265
Value of shares issued as consideration	28,413
Total consideration	$97,678
Net assets acquired
Natural gas and oil properties	$105,737
Asset retirement obligations, asset portion	34,247
Property, plant and equipment	534
Trade receivables, net	1,926
Asset retirement obligations, liability portion	(34,247)
Other current liabilities	(10,519)
Net assets acquired	$97,678
The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration	$177,550
Oaktree Seller's Note	83,348
Elimination of Oaktree liability	(39,238)
Total consideration	$221,660
Net assets acquired
Natural gas and oil properties	$315,611
Asset retirement obligations, asset portion	63,770
Property, plant and equipment	457
Restricted cash	6,153
Derivative financial instruments, net	39,841
Asset retirement obligations, liability portion	(63,770)
Borrowings	(132,576)
Other current liabilities	(7,826)
Net assets acquired	$221,660